Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 11,909	$ 26,674
Restricted deposit	248	241
Trade receivables, net	150
Inventories	440	714
Other accounts receivable and prepaid expenses	433	393
Total current assets	13,180	28,022
Non-current assets:
Restricted deposit	118	57
Operating lease right-of-use assets	2,991	3,070
Property and equipment, net	2,290	2,789
Intangible assets, net	131	188
Total non-current assets	5,530	6,104
Total assets	18,710	34,126
Current liabilities:
Trade payables	870	980
Operating lease liabilities	806	624
Accrued liabilities and other payables	1,294	1,647
Total current liabilities	2,970	3,251
Non-current liabilities:
Operating lease liabilities	2,275	2,535
Total non-current liabilities	2,275	2,535
Total liabilities	5,245	5,786
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2024 and 2023; issued and outstanding: 11,454,512 and 11,452,672 ordinary shares as of December 31, 2024 and 2023, respectively	4,983	4,982
Additional paid in capital	122,801	121,068
Accumulated other comprehensive loss	(969)	(969)
Accumulated deficit	(113,350)	(96,741)
Total shareholders’ equity	13,465	28,340
Total liabilities and shareholders’ equity	$ 18,710	$ 34,126